Summary of Significant Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Principal Accounting Policies
Summary of Significant Principal Accounting Policies

2. Summary of Significant Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, including the VIE incorporated in PRC over which the Company is the primary beneficiary for accounting purposes only. All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2)receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services. The Company and its PRC subsidiaries are considered as foreign-invested enterprises under PRC laws and accordingly are ineligible to engage in provisions of internet content or online services.

Shanghai Zunyi is 80% owned by Ms. Jie Shen, spouse of our founder, chairman and chief executive officer, Mr. Vincent Wenbin Qiu, and 20% owned by Mr. Michael Qingyu Zhang, our co-founder. Ms. Jie Shen and Mr. Michael Qingyu Zhang are both PRC citizens. Shanghai Zunyi had no operations until July 2014. In order to obtain the power to direct the activities that most significant impact Shanghai Zunyi’s economic performance and the right to receive benefits that is significant to Shanghai Zunyi, Shanghai Baozun entered into a series of contractual arrangements, described below, with Shanghai Zunyi and its individual shareholders.

(i)Proxy Agreement, under which each shareholder of Shanghai Zunyi has irrevocably executed a power of attorney to grant Shanghai Baozun the power of attorney to act on his behalf on all matters pertaining to Shanghai Zunyi and to exercise all of the rights as a shareholder of the Shanghai Zunyi, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement has an initial term of 20 years and will be automatically renewed on a yearly basis thereafter unless otherwise notified by Shanghai Baozun.
(ii)Exclusive Call Option Agreement, under which the shareholders of Shanghai Zunyi granted Shanghai Baozun or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in Shanghai Zunyi when and to the extent permitted by PRC law. Shanghai Baozun or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Baozun’s written consent, the shareholders of Shanghai Zunyi shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Zunyi in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Baozun, but not by Shanghai Zunyi or its shareholders.
(iii)Exclusive Technology Service Agreement, under which Shanghai Zunyi engages Shanghai Baozun as its exclusive technical and operational consultant and under which Shanghai Baozun agrees to assist in arranging the financial support necessary to conduct Shanghai Zunyi’s operational activities. Shanghai Zunyi shall not seek or accept similar services from other providers without the prior written approval of Shanghai Baozun. The agreement has a term of twenty years and will be automatically renewed on a yearly basis after expiration unless otherwise notified by Shanghai Baozun, and shall be terminated if the operation term of either Shanghai Baozun or Shanghai Zunyi expires. Shanghai Baozun may terminate this agreement at any time by giving a prior written notice to Shanghai Zunyi.
(iv)Equity Interest Pledge Agreements, under which the shareholders of Shanghai Zunyi pledged all of their equity interests in Shanghai Zunyi to Shanghai Baozun as security of due performance of the obligations and full payment of consulting and service fees by VIE under the Exclusive Technology Service Agreement and other amounts payable by the individual shareholders to Shanghai Baozun under other agreements. If the shareholders of Shanghai Zunyi or Shanghai Zunyi breach their respective contractual obligations, Shanghai Baozun, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Zunyi shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Zunyi without prior written consent of Shanghai Baozun. The pledge shall be continuously valid until all the obligations and payments due under the Exclusive Technology Service Agreement and certain other agreements have been fulfilled.

Based on these contractual arrangements, Shanghai Zunyi is considered as a VIE because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. The Company is the primary beneficiary of Shanghai Zunyi and consolidates the financial results of Shanghai Zunyi since July 2014.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with Shanghai Zunyi are in compliance with PRC law and are legally enforceable based on the legal advice of the Company’s PRC legal counsel. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of Shanghai Zunyi may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing Shanghai Zunyi not to pay the service fees when required to do so.

The Company’s ability to control Shanghai Zunyi also depends on the power of attorney Shanghai Baozun has to vote on all matters requiring shareholder approval. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership. In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines and the PRC government could:

●	revoke the business licenses and/or operating licenses of such entities;
●	shut down the Company’s website, or discontinue or restrict the conduct of any transactions between certain of the PRC subsidiaries and VIE;
●	impose fines, confiscate the income from the PRC subsidiaries or VIE, or impose other requirements with which the Company or the VIE may not be able to comply;
●	require the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the ability to consolidate, derive economic interests from, or exert effective control over the VIE; or
●	restrict or prohibit the use of the proceeds of any financing outside PRC to finance the business and operations in PRC, and take other regulatory or enforcement actions that could be harmful to the business of the Company.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the power to direct the activities of Shanghai Zunyi or the right to receive its economic benefits, the Group would no longer be able to consolidate the entity.

The following amounts and balances of Shanghai Zunyi and its subsidiary were included in the Group’s consolidated financial statement after elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs:

	As of
	December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	10,842	4,696
Accounts receivable, net	145,144	132,175
Inventories	15	21
Advances to suppliers	1,827	8,117
Prepayments and other current assets	2,877	453
Property and equipment, net	286	763
Intangible assets, net	23,378	27,189
Total assets	184,369	173,414
Short-term loans	99,694	77,000
Accounts payable	2,350	1,977
Notes payable	82,817	35,077
Income tax payables	3,983	5,351
Accrued expenses and other current liabilities	28,988	27,709
Total liabilities	217,832	147,114

	For Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	548,439	529,902	436,180
Net income	431,026	421,398	361,737
Cash provided by operating activities	530,391	301,818	277,902
Net cash used in investing activities	(2,504)	—	(11,316)
Net cash provided by (used in) financing activities	—	98,077	(25,636)

The VIE contributed 6.22%, 5.62% and 4.39% of the consolidated net revenues for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIE accounted for 1.80% and 1.79% of the consolidated total assets, and 4.92% and 3.50% of the consolidated total liabilities, respectively.

There are no assets of the VIE that can be only used to settle the obligations of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its paid-in capital, additional paid-in capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Pursuant to Exclusive Technology Service Agreement, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE. During the year ended December 31, 2025, the Company’s subsidiaries provided financial guarantee to VIE for obtaining bank facilities. As at December 31, 2025, bank loans drown down by VIE in amount of RMB77,000 and notes payables issued by VIE in amount of RMB35,077 were guaranteed by the Company’s subsidiaries.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting assumptions and estimates are used in allowance for credit losses, inventory write-down, identifying and measuring of assets acquired and liabilities assumed and impairment of goodwill.

(d) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and mode-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables, payables, other current assets, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loans. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The following table presents our assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	49,605	—	—
Derivative financial assets – currency forward contracts	—	11,557	—
Derivative financial liabilities – currency forward contracts	—	130	—

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	27,349	—	—
Derivative financial assets – currency forward contracts	—	6,342	—
Long-term debt investments	—	144,873	—

Equity securities with readily determinable fair value are valued using a market approach based on the quoted market prices or broker/dealer quotes of identical or comparable instruments.

The fair value of currency forward contracts in Level 2 is determined by discounting the difference between the contractual forward price and the current forward price.

Long-term debt investments are valued using quoted price from the financial institutions.

Certain of Company’s goodwill and equity investments are measured at a non-recurring basis using unobservable inputs (Level 3), if determined to be impaired. The following table presents the asset classification, the fair value and the non-recurring losses recognized for the years ended December 31, 2024 and 2025 due to impairment of the related assets.

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	—	28,197	14,403
Equity-method investments	—	2,648	26,115
Goodwill	—	97,394	6,934

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	—	99,352	61,791
Goodwill	—	293,639	18,395

Goodwill was valued using the income approach based on discounted cash flows of the reporting units that goodwill was assigned to. The fair value measurement incorporates significant unobservable inputs including projected revenue, growth rates and projected operating profits based on current economic condition, expectation of management and projected trends of current operating results, and discount rate which were determined with the assistance of an independent valuation specialist.

Equity investment was valued using market approach based on market multiples derived from a set of comparable assets. Significant unobservable inputs include market multiples were determined by the management valuation team.

(e) Concentration and risks

Concentration of customers and suppliers

The following customer accounted for 10% or more of net revenues for the years ended December 31, 2023, 2024 and 2025:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
A	976,028	978,678	*

* Not more than 10% of balances of accounts receivable as of respective financial year end.

None of the customers individually accounted for 10% or more of balances of accounts receivable as of December 31, 2024 and 2025

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2023, 2024 and 2025

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
B	761,488	624,377	399,850
C	*	*	227,115

* Not more than 10% of total purchase for the respective financial year end.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and long-term debt investments. As of December 31, 2024 and 2025 all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the Chinese mainland, Hong Kong SAR, Taiwan region and Japan and the Group’s long-term investments are wealth management products issued by major financial institutions which management believes are of high credit quality. Accounts receivable and amounts due from related parties are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Foreign Currency Risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, regulates the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group had aggregated amounts of RMB2,064,158 and RMB2,149,288 of cash and cash equivalents, restricted cash and short-term investments denominated in RMB as of December 31, 2024 and 2025, respectively.

(f) Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of most of the Group’s entities incorporated in Hong Kong is Hong Kong dollars (“HK$”). The functional currency of the Group’s subsidiaries in PRC is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the period are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statement of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statement of changes in shareholders’ equity and consolidated statement of comprehensive income.

(g) Convenience translation

The Group’s business is primarily conducted in PRC and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and consolidated statements of operations, comprehensive loss and cash flows from RMB into USD as of and for the year ended December 31, 2025 are solely for the convenience of the readers outside PRC and were calculated at the rate of US$1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with an original maturity of less than three months.

(i) Restricted cash

Restricted cash primarily consists of (i) minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Group’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Group (ii) deposit required by its business partners (iii) deposit required by membership card program and (iv) security for issuance of commercial acceptance notes mainly relating to purchase of inventories. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets. All restricted cash is held by major financial institutions in segregated accounts.

(j) Short-term investments

Short-term investments primarily comprise of time deposits with maturities between three months and one year. The Group pledged RMB245 million of the short-term investments to obtain the bank borrowings for the years ended December 31, 2025.

(k) Accounts receivable, net

Accounts receivable represents amounts due from customers and are recorded net of allowance for credit losses. The Group has developed a current expected credit loss model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

(l) Inventories

Inventories consisting of products available for sale, are valued at the lower of cost or net realizable value. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment.

(m) Investments

Investments in debt securities are recorded in accordance with ASC 320, Investments—Debt Securities. Debt securities that the entity has both the positive intent and ability to hold to maturity are classified as held-to-maturity securities, which are initially measured at the transaction price and subsequently measured at amortized cost. The Group has also chosen to elect the fair value option, or “FVO”, pursuant to ASC 825, Financial Instruments for certain debt investments.

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of income and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities.

Equity investments with readily determinable fair value and over which the Group does not have significant influence are initially and subsequently recorded at fair value, with changes in fair value reported in income.

Equity securities without readily determinable fair values and over which the Group does not have significant influence are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, and plus or minus changes resulting from qualifying observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

(n) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3-10 years	0% - 5%
Vehicle	2-5 years	0% - 5%
Furniture and office equipment	3-5 years	0% - 5%
Machinery	6-10 years	0% - 5%
Buildings	38-44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included in the ‘other operating income (expense), net’ of the consolidated statement of operations.

(o) Intangible assets, net

Intangible assets and the related useful lives are as follows:

Item	Useful years
Internally developed software	From 3 years to 10 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	From 3 years to 10 years
Technology	From 3 years to 5 years

Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of intangible assets is computed using the straight-line method over their estimated useful lives.

For internally developed software, the Group expenses all internal-use software costs incurred in the preliminary project stage and capitalized direct costs associated with the development of internal-use software. The internally developed software consisted mainly of order management, customer management and retailing solution systems.

Trademark, supplier relationship, customer relationship, brand, and technology are acquired from the Group’s business combinations.

(p) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisition of interests in a subsidiary. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Company perform the ongoing annual impairment test for goodwill at the end of the fourth quarter. The Company may elect to perform qualitative assessment for the reporting units containing goodwill to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a qualitative assessment is not performed, or if as a result of the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded. The impairment loss charged will be limited to the amount of goodwill allocated to that reporting unit.

(q) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques and assumptions including future cash flows over the life of the asset being evaluated and discount rate. These assumptions require significant judgment and may differ from actual results. No impairment was recognized for any of the years ended December 31, 2023, 2024 and 2025.

(r) Revenue

The Group provides brand e-commerce solutions to its brand partners and runs brand management operation. And its revenues are derived principally from product sales and provision of services.

Product Sales

The Group generates product sales revenues primarily through selling products purchased from brand partners and/or their authorized distributors to customers under the distribution model. Under this model, the Group identifies one performance obligation which is to sell goods directly to the customers through online and offline stores it operates. Revenue under the distribution model is recognized on a gross basis and presented as product sales on the consolidated statement of operations, because (i) the Group rather than the brand partner, is primarily responsible for fulfilling the promise to provide the specified good; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouse; and (iii) the Group has discretion in establishing price.

Product sales revenue also includes selling products of own brands through both offline stores and online stores.

Product sales, net of discounts, return allowances, value added tax and related surcharges are recognized when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Return allowances, which reduce revenue, are estimated utilizing the most likely amount method based on historical data the Group has maintained and its analysis of returns by categories of products.

The majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. The funds will not be released to the Group’s accounts by these third-party payment platforms until the customers accept the delivery of the products at which point the Group recognizes sales of products. A portion of the Group’s customers pay upon the receipt of products. The Group records a receivable on the balance sheet with respect to cash held by third-party delivery service providers (i.e. couriers).

Services

The Group acts as a service provider, under the consignment or service fee model, to facilitate its brand partners’ online sales of their branded products with the performance obligations to provide a variety of E-commerce services, which may include any combination of IT solutions, online store operation, digital marketing, customer service and warehousing and fulfillment services. Each type of the services provided is considered as one performance obligation as they are distinct from other services. Most of the Group’s service contracts include multiple performance obligations. The Group charges its brand partners a combination of fixed fees and/or variable fees based on the value of merchandise sold, number of orders fulfilled or other variable factors. The transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines the stand-alone selling price based on the prices charged to comparable customers or expected cost plus margin.

Revenue generated from IT solutions such as one-time online store design and setup services is recognized when the services are rendered while revenue generated from other types of services are recognized over the service term. The Group applies the practical expedient to recognize revenue from the services, except for one-time online store design and setup services, in the amount which the Group has a right to invoice on a monthly basis with a credit period of one month to four months.

All the costs that the Group incurs in the provision of services are classified as operating expenses on the consolidated statement of operations.

Gross versus Net Revenue Recognition

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Our service revenue, which primarily derived from consignment model, is recorded net of the cost of goods sold as we generally act as an agent in these transactions.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

The Group sometimes receives advance payments from consumers before the service is rendered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheet.

Especially in Brand Management segment, customer purchases of gift cards are not recognized as sales until the card is redeemed and the customer purchases merchandise using the gift card. While a certain number of gift cards, will not be fully redeemed. Management estimates unredeemed balances and recognizes as revenue for these amounts.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenue at the amount it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(s) Cost of products

Cost of product consists of the purchase price of products and inbound shipping charges, inventory write-downs, design cost and royalty fee. Shipping charges to receive products from the suppliers are included in the inventories and recognized as cost of products upon sale of the products to the customers. Cost of products does not include other direct costs related to product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, etc. Therefore, the Group’s cost of products may not be comparable to other companies which include such expenses in their cost of products.

(t) Rebates

Rebates are provided by brand partners under the distribution model and determined based on the product purchase volume on a monthly, quarterly or annual basis. The Group accounts for the volume rebates as a reduction to the price it pays for the products subject to the rebate determination. Volume rebates are estimated based on the Group’s past experience and current forecasts and recognized as the Group makes progress towards the purchase threshold. Rebates are also provided as negotiated between the Group and its brand partners, which is recorded as reductions of cost of products in the consolidated statement of operations when the amounts are agreed by both parties.

(u) Fulfillment

Fulfillment costs represent shipping and handling expenses, payment processing and related transaction costs, rental expenses of leased warehouses, packaging material costs and costs incurred in outbound shipping, and operating and staffing of the Group’s fulfillment and customer service center, including costs attributable to buying, receiving, inspecting and warehousing inventories and picking, packaging and preparing customer orders for shipment.

(v) Sales and marketing

Sales and marketing expenses consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees, costs for promotional materials and various store-related costs, such as the amortization of lease improvements and decoration and store rents, etc. Advertising costs are expensed as incurred.

Advertising and promotion costs are primarily related to the provision of marketing and promotion services to brand clients and consist of fees the Group pays to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the consolidated statements of operations and totaled RMB1,249,110, RMB1,684,828 and RMB2,248,670 for the years ended December 31, 2023, 2024 and 2025, respectively.

(w) Technology and content

Technology and content expenses consist primarily of technology infrastructure expenses, payroll and related expenses for employees in technology and system department, as well as costs associated with computers, storage and telecommunication infrastructure for internal use.

(x) General and administrative

General and administrative expenses consist of payroll related expenses for corporate employees, professional service fees, allowance for credit losses and other corporate overhead costs.

(y) Other operating income (expenses), net

Other operating incomes mainly consist of government subsidies.

Government subsidies consist of cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash subsidies of RMB92,895, RMB63,463 and RMB60,665 were included in other operating income (expenses), net for the years ended December 31, 2023, 2024 and 2025, respectively. Subsidies received with performance obligations are recognized when all the obligations have been fulfilled.

(z) Share-based compensation

The Company grants share options and restricted share units to eligible employees, management and directors and accounts for these Share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Employees’ Share-based awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at grant date if no vesting conditions are required; or (b) over the requisite service period, net of estimated forfeitures.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

For modification of Share-based awards, the Company records the incremental fair value of the modified award as Share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards with any remaining unrecognized compensation expenses of the original awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(aa) Income tax

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Group accounts for current income taxes on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations in the period of change.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(ab) Operating leases as lessee

Under the lease accounting standard, the Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheet at commencement date. The Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease expense is recorded on a straight-line basis over the lease term.

The Company elected the practical expedient not to separate lease and non-lease components of contracts and the short-term lease exemption for all contracts with lease terms of 12 months or less.

In addition to fixed lease payments, some of our leases contain contingent lease payments based on a percentage of revenue or other variables. Contingent lease obligations are not included in the initial measurement of the lease asset or liability and are recognized as lease expense in the period that the contingency is resolved.

The land use right acquired in 2017 represents lease prepayments to the local government authorities which is separately presented in the consolidated balance sheet. The Company determines its land use right agreement contains an operating lease land use right is carried at cost less accumulated amortization and impairment losses.

Amortization has been provided on a straight-line basis over 44 years, the useful life of the land use right. The amortization expenses of the land use right were RMB1,026 for the years ended December 31, 2023, 2024, and 2025. As of December 31, 2025 the land use right has a remaining useful life of 36 years.

(ac) Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, the Group’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income (loss).

(ad) Earnings (Loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of ordinary shares issuable upon the exercise of stock options and vest of restricted share units (using the treasury stock method).

(ae) Redeemable non-controlling interests

Redeemable non-controlling interests (“RNCI”) represent interests of certain third parties that are not mandatorily redeemable but redeemable for cash at a fixed or determinable price or a fixed or determinable date, at the option of the holder or upon the occurrence of an event that is not solely within the control of the Company. These interests are classified in the “redeemable non-controlling interest” section of the consolidated balance sheet, outside of shareholders’ equity. RNCI are initially recorded at the acquisition date fair value and subsequently are recorded at the higher of (1) the cumulative amount that would result from applying the measurement guidance in ASC 810-10 (i.e., initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss, OCI or other comprehensive loss, and dividends) or (2) the redemption price, when the non-controlling interests are currently redeemable or it is probable that the noncontrolling interests that are not currently redeemable will become redeemable, the Group recognizes changes in the redemption price immediately as they occur.

(af) Business combinations

U.S. GAAP requires that all business combinations to be accounted for under the acquisition method. Following the acquisition method, the cost of an acquisition is measured as the aggregate of the fair value at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgments. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. The Company recognized a gain or loss on deconsolidation in the consolidated statement of operations calculated as the difference between (a) the sum of (i) fair value of consideration received, (ii) fair value of any retained noncontrolling investment and (iii) carrying amount of noncontrolling interest in the former subsidiary and (b) the carrying amount of the former subsidiary’s net assets (including goodwill).

(ag) Treasury Stock

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. When the treasury stock is retired, an excess of repurchase price over par is allocated between additional paid-in capital and retained earnings.

(ah) Segment information

Prior to January 31, 2023, the Group operates its business in a single segment. With the acquisition of Gap Shanghai, the Group recognized its operations into two segments: E-commerce segment and Brand Management segment. The segment information is set out in Note 24.

(ai) Recently issued accounting pronouncements

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842) — Common Control Arrangements (“ASU 2023-01”). It requires all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group and account for them as a transfer of assets between entities under common control through an adjustment to equity when the lessee no longer controls the use of the underlying asset. ASU 2023-01 is effective for the Company from January 1, 2024, with early adoption permitted. We adopted this standard on January 1, 2024, and such adoption did not have a material impact on our financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The guidance also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. ASU 2023-07 is effective for the Company for annual periods from January 1, 2024, and for interim periods from January 1, 2025, with early adoption permitted. We adopted this standard in 2024 for annual period disclosures, and such adoption did not have a material impact on our financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. We adopted this ASU on a prospective basis effective January 1, 2025. Refer to Note 14, Income Taxes for the inclusion of new disclosures required.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU requires expanded disaggregation of expenses in the income statement and is expected to have a material impact on the presentation of the Company’s statement of operations. The ASU is effective for the Company for the year ending December 31, 2027. The Company is currently evaluating the effect of this ASU on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). The ASU clarifies the capitalization criteria for internal-use software costs and increases related disclosure requirements. The ASU is effective for the Company for the year ending December 31, 2028. The Company is evaluating the impact of this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). The ASU establishes accounting guidance for government grants received by business entities and converges the accounting for government grants with IFRS Accounting Standards. The ASU is effective for the Company for the year ending December 31, 2029. The Company is evaluating the impact of this ASU on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.